Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
At beginning of year	£ 122	£ 93
Exchange differences	(4)	(3)
Acquisition of investments and other receivable	6	12
Fair value movements	14	20
At end of year	138	122
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
At beginning of year	304	93
Exchange differences	(11)	(2)
Acquisition of investments and other receivable	6	193
Repayment	(105)
Fair value movements	40	20
At end of year	234	304
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	122
Exchange differences	(4)
Acquisition of investments and other receivable	6
Fair value movements	14
At end of year	138	122
Level 3 of fair value hierarchy [member] | Other receivable [member]
Disclosure of financial assets [line items]
At beginning of year	182
Exchange differences	(7)
Repayment	(105)
Fair value movements	26
At end of year	£ 96	£ 182